Fair Value Measurements- Summary of significant quantitative inputs used to fair value the convertible notes (Detail) - Convertible Debt [Member]	Dec. 31, 2021 d
Interest rate
Disclosure In Tabular Form Of Significant Unobservable Input Used In Calculation Of Fair Value Of Convertible Notes [Line Items]
Convertible Notes at Issuance	8
Discount rate
Disclosure In Tabular Form Of Significant Unobservable Input Used In Calculation Of Fair Value Of Convertible Notes [Line Items]
Convertible Notes at Issuance	6.78
Time to maturity (years)
Disclosure In Tabular Form Of Significant Unobservable Input Used In Calculation Of Fair Value Of Convertible Notes [Line Items]
Convertible Notes at Issuance	0.49
Probability of automatic conversion upon qualified financing
Disclosure In Tabular Form Of Significant Unobservable Input Used In Calculation Of Fair Value Of Convertible Notes [Line Items]
Convertible Notes at Issuance	95
Probability of optional conversion
Disclosure In Tabular Form Of Significant Unobservable Input Used In Calculation Of Fair Value Of Convertible Notes [Line Items]
Convertible Notes at Issuance	2.5
Probability of no conversion
Disclosure In Tabular Form Of Significant Unobservable Input Used In Calculation Of Fair Value Of Convertible Notes [Line Items]
Convertible Notes at Issuance	2.5
Conversion Price
Disclosure In Tabular Form Of Significant Unobservable Input Used In Calculation Of Fair Value Of Convertible Notes [Line Items]
Convertible Notes at Issuance	1.4784